Fair Value Measurements - Schedule of Recurring Basis Using Significant Unobservable Inputs (Level 3) (Details) - Fair Value, Recurring [Member] - Level 3 [Member] - USD ($)	3 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025
Forward Purchase Agreement [Member]
Schedule of Recurring Basis Using Significant Unobservable Inputs (Level 3) [Line Items]
Balance at beginning	$ 752,600	$ 1,134,400	$ 6,404,100
Change in fair value	133,400	(381,800)	(5,269,700)
Balance at ending	886,000	752,600	1,134,400
Series A Warrants [Member]
Schedule of Recurring Basis Using Significant Unobservable Inputs (Level 3) [Line Items]
Balance at beginning	2,787,750	689,500	4,955,300
Change in fair value	(71,850)	(2,098,250)	(4,265,800)
Balance at ending	2,715,900	2,787,750	689,500
Warrants – Series C and D [Member]
Schedule of Recurring Basis Using Significant Unobservable Inputs (Level 3) [Line Items]
Balance at beginning	9,531,000	11,031,300	13,913,250
Change in fair value	2,175,500	(1,500,300)	(2,881,950)
Balance at ending	$ 11,706,500	$ 9,531,000	$ 11,031,300